As filed with the Securities and Exchange Commission on March 30, 2016

Registration No. 333-186033

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 116

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel, MS#2520

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 29, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on January 8, 2016 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on October 13, 2015 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended. This Post-Effective Amendment incorporates by reference Parts A, B and C, and any exhibits, of the Registrant’s prior filing (Post-Effective Amendment No. 4 to Form N-4, File No. 333-186033).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of March, 2016.

SEPARATE ACCOUNT VA BNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Blake S. Bostwick* Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Eric Martin*	Controller	___________________, 2016

Blake S. Bostwick*	Director, Chairman of the Board and President	___________________, 2016

Jay Orlandi*	Director, Secretary and Corporate Counsel	___________________, 2016

C. Michiel van Katwijk*	Director, Treasurer and Senior Vice President	___________________, 2016

David Schulz*	Director, Senior Vice President and Chief Tax Officer	___________________, 2016

Richard Schapiro*	Director	___________________, 2016

Peter P. Post*	Director	___________________, 2016

William Brown, Jr.*	Director	___________________, 2016

Mark Mullin*	Director	___________________, 2016

/s/Alison Ryan Alison Ryan		March 30, 2016

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.